Provisions - Maximum exposure to credit risk - Other commitments (Details) - Other commitments - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 46,561	$ 60,609
Normal
Contingencies and Commitments
Maximum exposure to credit risk	46,561	$ 60,609
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	46,561
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	$ 46,561